Mitchell Hutchins Series Trust

  High Grade Fixed Income Portfolio     Balanced Portfolio
  Strategic Income Portfolio            Growth and Income Portfolio
  Global Income Portfolio               Growth Portfolio
  High Income Portfolio                 Small Cap Portfolio

                             Global Equity Portfolio

                         Supplement to Prospectus dated May 1, 2000

                                                                October 10, 2000

Dear Investor,

      This supplement to the Prospectus dated May 1, 2000 for the above-referenced nine series of Mitchell Hutchins Series Trust (each a "MHST fund") describes important changes affecting your fund. These changes were proposed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and approved by your fund's board as in the best interests of fund shareholders. If you have any questions about these changes, you should contact your Financial Advisor.

      The purpose of this supplement is to notify you of

          o New investment management arrangements for each MHST fund, including the appointment of Alliance Capital Management L.P. ("Alliance Capital") as sub-adviser, effective October 10, 2000, and

          o Related changes in each MHST fund's investment strategies and portfolio managers.

      More information about the new investment management arrangements and related investment strategy and portfolio manager changes is set out below. The shareholders of each MHST fund will be asked to approve its new investment management arrangements at a meeting expected to be held in January or February 2001.

NEW INVESTMENT MANAGEMENT ARRANGEMENTS

      On October 6, 2000, the board of trustees for Mitchell Hutchins Series Trust terminated the existing Investment Advisory and Administration Contract ("Old Advisory Contract") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") relating to each MHST fund and approved new interim investment management arrangements that became effective on October 10, 2000.

      These new investment management arrangements for the MHST funds consist of a new Interim Investment Management and Administration Contract ("Interim Management Contract") with Mitchell Hutchins and an Interim Sub-Advisory Contract with Alliance Capital. Under the Interim Management Contract, Mitchell Hutchins' primary portfolio management responsibility is to identify appropriate sub-advisers to manage the MHST funds' assets and to supervise and monitor the performance of those sub-advisers and make recommendations about the retention or replacement of sub-advisers. These new interim contracts terminate automatically 150 days after their effective dates. The fees payable by each MHST fund to Mitchell Hutchins under the Interim Management Contract are identical to the fees under the Old Advisory Contract. Mitchell Hutchins (not the funds) pays Alliance Capital for its services under the Interim Sub-Advisory Contract.

      These arrangements and some related changes in each fund's investment strategies are described in greater detail in the revisions to the MHST funds' Prospectus set out below.

AS A RESULT OF THESE  CHANGES,  THE  PROSPECTUS  DATED MAY 1, 2000 IS REVISED AS
FOLLOWS:

FOR HIGH GRADE FIXED INCOME PORTFOLIO, THE LAST PARAGRAPH IN THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 6 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

FOR STRATEGIC INCOME PORTFOLIO, THE LAST PARAGRAPH IN THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 10 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

FOR GLOBAL INCOME PORTFOLIO, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 12 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:

            PRINCIPAL INVESTMENT STRATEGIES

            The fund invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries. These high quality bonds are rated in one of the two highest rating categories or are of comparable quality. The fund also invests, to a lesser extent, in lower rated bonds, including bonds of issuers in emerging markets. These may include bonds that have very low credit ratings, but that the fund's sub-adviser believes provide a return that is high enough to justify the additional risk.

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, the credit quality and financial condition of individual issuers, the protection afforded by the terms of the particular obligations (where applicable), and the political and economic developments affecting the relevant country as well as recent experience in the markets for the country's government securities.

FOR HIGH INCOME PORTFOLIO, THE LAST TWO PARAGRAPHS IN THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 14 OF THE PROSPECTUS ARE REPLACED IN THEIR ENTIRETY BY THE FOLLOWING:

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to


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


            serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

FOR BALANCED PORTFOLIO, THE LAST TWO PARAGRAPHS IN THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 16 OF THE PROSPECTUS ARE REPLACED IN THEIR ENTIRETY BY THE FOLLOWING:

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the fund's investments. In deciding which equity securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. In deciding which fixed income securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

FOR GROWTH AND INCOME PORTFOLIO, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 18 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:

            PRINCIPAL INVESTMENT STRATEGIES

            The fund invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that its sub-adviser believes have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.

            The fund generally invests in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the fund's investments. In deciding which equity securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. In deciding which fixed income securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

FOR GROWTH PORTFOLIO, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON
P. 22 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

            PRINCIPAL INVESTMENT STRATEGIES

            The  fund  invests   primarily  in  stocks  of  companies  that  its
            sub-adviser believes have substantial potential for capital growth.

            The fund generally invests in larger capitalization companies but has the flexibility to invest in companies having any market capitalization. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers, and the fund also may invest in bonds. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth.

FOR SMALL CAP PORTFOLIO, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 26 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

            PRINCIPAL INVESTMENT STRATEGIES

            The fund invests primarily in common stocks of small capitalization ("small cap") companies that its sub-adviser believes have substantial potential for capital growth. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap.

            The fund may invest, to a lesser extent, in stocks of larger companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider the relevant economic and political outlook, the values of the specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

FOR GLOBAL EQUITY PORTFOLIO, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 28 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:

            PRINCIPAL INVESTMENT STRATEGIES

            The fund invests primarily in stocks of companies in the United States and in foreign countries that are represented in the MSCI Europe, Australasia and Far East Index. The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests, to a lesser extent, in stocks of issuers in other countries, including emerging markets, and in U.S. and foreign bonds.

            The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the fund's investments. Alliance Capital allocates the fund's assets between U.S. and foreign markets based on its assessment of the relative risks and opportunities in each market. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

            In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth and capital appreciation over time, and the current price of its securities relative to their perceived worth.

THE SECTION AT P. 33 OF THE PROSPECTUS CAPTIONED "INVESTMENT ADVISERS" IS RETITLED "INVESTMENT MANAGER/ADVISER AND SUB-ADVISERS" AND IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

            Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of Money Market Portfolio, Strategic Fixed Income Portfolio, Tactical Allocation Portfolio and Aggressive Growth Portfolio. Mitchell Hutchins is the manager and administrator of the remaining funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. On August 31, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $57.7 billion.

            On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in November 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

            Mitchell  Hutchins manages the investments of Money Market Portfolio
            and  Tactical  Allocation   Portfolio  directly  and  has  appointed
            sub-advisers to manage the investments of the other funds.

            Pacific Investment Management Company LLC ("PIMCO") is the sub-adviser for Strategic Fixed Income Portfolio. It is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. On December 31, 1999, PIMCO had approximately $186 billion in assets under management and was adviser or sub-adviser of 18 investment companies with 65 portfolios and aggregate assets of approximately $53 billion.

            Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the sub-adviser for Aggressive Growth Portfolio. It is located at 600 West Broadway, 29th Floor, San Diego, California 92101. On February 29, 2000, Nicholas-Applegate had approximately $48.5 billion in assets under management and was the adviser or sub-adviser of 14 investment companies with 32 portfolios and aggregate net assets of approximately $7.8 billion.

            Alliance Capital Management L.P. ("Alliance Capital"), located at 1345 Avenue of the Americas, New York, New York 10105, is a leading global investment management firm with approximately $388 billion in assets under management at June 30, 2000.1 Alliance Capital manages retirement assets for many of the largest U.S. public and private employee benefit plans, for public employee retirement funds, and for foundations, pension funds, endowments, bank, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios and approximately 6.1 million shareholder accounts.

THE SECTION AT PP. 33-34 OF THE PROSPECTUS CAPTIONED "PORTFOLIO MANAGERS" IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

            PORTFOLIO MANAGERS

            MONEY MARKET PORTFOLIO. Susan Ryan, a senior vice president of Mitchell Hutchins, is responsible for the day-to-day management of this fund's investments. Ms. Ryan has been with Mitchell Hutchins since 1982. She has held her fund responsibilities since its inception.

            HIGH GRADE FIXED INCOME PORTFOLIO. Timothy Bacik, an assistant vice president and fixed income portfolio manager at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Mr. Bacik, a Chartered Financial Analyst, manages domestic core portfolios and has eight years of investment experience. Prior to joining Alliance in 1996, Mr. Bacik focused on global bond portfolios at Scudder Stevens & Clark. Mr. Bacik received a B.A. in economics from Wesleyan University.

            STRATEGIC FIXED INCOME PORTFOLIO. William C. Powers, a PIMCO managing director, is primarily responsible for the day-to-day management of the fund's investments. Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO since 1991 and assumed his fund responsibilities in September 1996.

            STRATEGIC INCOME PORTFOLIO AND GLOBAL INCOME PORTFOLIO. Douglas J. Peebles, a senior vice president and portfolio manager at Alliance Capital, is primarily responsible for the day-to-day management of these funds' investments and has held his fund responsibilities since October 10, 2000. Mr. Peebles is the group head of the global sector rotation department and has 13 years of investment experience. Mr. Peebles' portfolio management responsibilities at Alliance Capital include the management of global, international, global high yield and multi-sector fixed income portfolios. Mr. Peebles joined Alliance Capital in 1987 and worked in the fund accounting and tax exempt departments within Alliance. He holds a B.A. degree in Accounting and Political Science from Muhlenberg College and an M.B.A. from Rutgers University.


-----------------------------------
1 The combined (pro forma) assets under management of Alliance Capital and Sanford C. Bernstein, Inc., the assets and liabilities of which Alliance Capital acquired on October 2, 2000, totaled approximately $470 billion as of June 30, 2000.

            HIGH INCOME PORTFOLIO. Gregory R. Dube, a senior vice president and head of the global high yield group at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Mr. Dube joined Alliance Capital in 1998 to head the global high yield group. Mr. Dube, a former partner of Donaldson, Lufkin & Jenrette, has an extensive background in credit securities markets and 24 years of investment experience. He has traded and sold credit instruments including corporate, high-yield, private placement, mortgage, Euro and distressed debt and derivatives. Mr. Dube has been responsible for research, risk management and marketing functions in his management capacity at Donaldson, Lufkin & Jenrette, as executive director of Lehman Brothers International, and as national sales manager of taxable fixed income at Lehman Brothers. Mr. Dube is an honors graduate of Harvard College and a Rhodes Scholar Nominee.

            BALANCED PORTFOLIO. Frank Caruso, a senior vice president and portfolio manager at Alliance Capital, and Andrew M. Aran, a senior vice president and director of corporate bond/credit research at Alliance Capital, are primarily responsible for the day-to-day management of the fund's investments and have held their fund responsibilities since October 10, 2000.

            Prior to joining Alliance Capital in 1994, Mr. Caruso was a managing director at Shearson Lehman Advisors, Shearson's $50 billion money management organization. At Shearson Lehman Advisors, he was the lead portfolio manager for Shearson's family of growth and income mutual funds. Mr. Caruso holds a B.A. from SUNY College at Oneonta. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and the Association for Investment Management and Research and has 19 years of investment experience.

            Mr. Aran joined Alliance Capital in 1991 and heads the corporate bond/credit research group. He is also responsible for analyzing U.S. and international financial services firms. As research director, he has oversight responsibility for private placements, investment grade and high yield bonds, municipal and money markets research. Research conducted by corporate analysts is used by portfolio managers in determining appropriate risk adjusted value for investments in Alliance's fixed income mutual as well as for institutional fixed income accounts. Mr. Aran has 20 years of investment experience, including fixed income credit research at PaineWebber Incorporated and heading Standard & Poor's U.S. Financial Institutions Rating Group as senior vice president. Mr. Aran is a Chartered Financial Analyst and holds a B.A. in Economics from Rutgers University and an M.B.A. in Finance/International Business from Fordham's Graduate School of Business.

            GROWTH AND INCOME PORTFOLIO. Frank Caruso, a senior vice president and portfolio manager at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Prior to joining
            Alliance Capital in 1994, Mr. Caruso was a managing director at Shearson Lehman Advisors, Shearson's $50 billion money management organization. At Shearson Lehman Advisors, he was the lead portfolio manager for Shearson's family of growth and income mutual funds. Mr. Caruso holds a B.A. from SUNY College at Oneonta. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and the Association for Investment Management and Research and has 19 years of investment experience.

            TACTICAL ALLOCATION PORTFOLIO. T. Kirkham Barneby is primarily responsible for the fund's asset allocation decisions and the day-to-day management of its investments. Mr. Barneby is a managing director and chief investment officer for quantitative investments of Mitchell Hutchins. He has held his fund responsibilities since its inception.

            GROWTH PORTFOLIO. Tyler J. Smith, a senior vice president and portfolio manager at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Mr. Smith joined Alliance Capital in 1993 from Equitable Capital. He has 37 years of investment experience and is currently responsible for the common stock portfolio of the EQ Advisors Trust, the Alliance Growth Fund, and several single client portfolios. Prior to joining The Equitable as an analyst in 1970, Mr. Smith spent five years managing investment portfolios for Smith Barney's private client group. He also served as a general partner of a small private investment partnership. A member of the New York Society of Security Analysts and a Chartered Financial Analyst, Mr. Smith received a bachelor's degree in economics from Williams College.

            AGGRESSIVE GROWTH PORTFOLIO. The Systems Driven Internal Research team at Nicholas-Applegate, which is primarily responsible for the day-to-day management of the fund's investments, has been under the supervision of portfolio manager John Kane for the past five years. Mr. Kane has been the lead portfolio manager for the team since he joined the firm in 1994. The team has held its fund responsibilities since the fund's inception.

            SMALL CAP PORTFOLIO. Bruce K. Aronow, a senior vice president and portfolio manager/research analyst at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Mr. Aronow is team leader of the small cap growth equity portfolio management team. Prior to joining Alliance Capital in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors at INVESCO (NY) and auto/transportation since early 1997. He joined Chancellor Capital Management in 1994 as a small cap analyst primarily focusing on autos/transportation, specialty finance and consumer-related companies. Previously, Mr. Aronow was a senior associate with Kidder, Peabody & Company. Mr. Aronow has 12 years of investment experience and holds a B.A. with a concentration in Philosophy and a minor in Economics from Colgate University. He has served as a recent graduate member on the Board of Trustees of Colgate University from 1990-1993. Mr. Aronow is a Chartered Financial Analyst and a member of both the New York Society of Security Analysts and the Association of Investment Management and Research.

            GLOBAL EQUITY PORTFOLIO. Sandra L. Yeager, a senior vice president at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held her fund responsibilities since October 10, 2000. Ms. Yeager is a portfolio manager in the global/international equity group. Prior to portfolio management, she was a US Research Analyst at Alliance Capital covering the advertising, broadcasting, cable, media/entertainment and publishing businesses for three years and the bank and financial industries for five years. Before coming to Alliance Capital in 1990, Ms. Yeager was an analyst for Kidder, Peabody & Co. Ms. Yeager has 12 years of investment experience and received her undergraduate degree in Mathematics and English from Wellesley College and an M.B.A. from Harvard University.


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